Significant Accounting Policy - Schedule of the Lives Used in Computing Straight-Line Depreciation (Details)	Dec. 31, 2024
Computers and peripherals and equipment [Member]
Schedule of the Lives Used in Computing Straight-Line Depreciation [Line Items]
Property, plant and equipment, useful life	33 years
Office furniture and equipment [Member] | Minimum [Member]
Schedule of the Lives Used in Computing Straight-Line Depreciation [Line Items]
Property, plant and equipment, useful life	7 years
Office furniture and equipment [Member] | Maximum [Member]
Schedule of the Lives Used in Computing Straight-Line Depreciation [Line Items]
Property, plant and equipment, useful life	15 years
Leasehold improvements [Member]
Schedule of the Lives Used in Computing Straight-Line Depreciation [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	The shorter of the lease term and the useful life